Other assets	12 Months Ended
Dec. 31, 2020
Other assets [abstract]
Disclosure of other non-current assets [text block]

Other non-current assets

Other non-current assets include the following:

Investments in convertible loans	As of December 31,
in 000€	2020	2019	2018
Convertible loan	6,203	2,750
Total non-current assets	6,203	2,750	−

The Group has granted a convertible loan to Fluidda in January 2019, with a notional amount of K€2,500. The convertible loan is accounted for as a financial asset measured at fair value with changes in fair value through the income statement. The carrying value of the convertible loan amounts to K€3,310 at 31 December 2020. The convertible loan has a duration of 7 years with a 10.0% annual interest rate which is capitalized. We refer to Note 3 and Note 20.

The convertible loan granted to Ditto in August 2020 has a notional amount up to K$9,000 that will be periodically called-up when certain milestones are reached or otherwise decided. The carrying value of the amount called up as at December 31, 2020 amounts to K€2,892. No fair value adjustment has been recorded as at 31 December 2020, as the fair value equals its carrying amount. We refer to Note 3 and Note 20. The applicable interest rate is 8.0% per annum.

Investments in non-listed equity instruments	As of December 31,
in 000€	2020	2019	2018
Non-listed equity investments	3,842	3,046	2,701
Total non-current assets	3,842	3,046	2,701

The non-listed equity investments mainly consist of the investment of K$3,300 in shares of the non-listed company Essentium Inc in 2018 and 2019. The Group holds a non-controlling interest of 5% in this company. The investment in Essentium Inc. is initially recognized at cost and subsequently measured at fair value through OCI. The Group has estimated that the fair value at December 31, 2020 amounts to K€3,535 and consequently, has recognized a fair value adjustment in OCI of K€489. We refer to Note 3 and Note 20.

In addition, the convertible loan granted to AM Flow Holding BV (formerly Borges 3D BV) in January 2020, with a notional amount of K€300, was converted in shares of AM Danube BV ( 41.70% shares held by Materialise NV) in September 2020 at a fair value of K€307. As such, the Group holds an indirect stake of 8.42% in AM Flow BV (100% owned by AM Flow Holding BV) indirectly through AM Danube BV ( 41.70% stake held by Materialise NV) and AM Flow Holding BV ( 20.20% stake held by AM Danube BV). We also refer to Note 3 and Note 20.

Other non-current assets	As of December 31,
in 000€	2020	2019	2018
Tax credits	3,381	3,015	3,006
Guarantees and deposits	528	415	405
Non-current receivable on joint venture	−	138	1,096
Other	184	27	29
Total non-current assets	4,093	3,595	4,536

The non-current tax credits relate to tax credits that are not expected to be realized within one year..

Disclosure of other current assets [text block]

Other current assets

Other current assets include the following:

	As of December 31,
in 000€	2020	2019	2018
Deferred charges	2,841	2,632	2,046
Tax credits	1,243	695	185
Accrued income	260	486	958
Other tax receivables	1,125	3,127	2,286
Grants	1,181	754	687
Other non-trade receivables	1,640	922	774
Total other current assets	8,290	8,616	6,936

The other tax receivables include Value Added Tax (VAT) receivables and corporate tax receivables. The non-trade receivables as at December 31, 2020 include an indemnification asset, related to the AcTech acquisition in 2017, for the amount of K€222.